Investments in Partially Owned Entities (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Variable Interest Entity [Line Items]
Partially Owned Properties	$ 7,991,000				$ 11,054,000				$ 7,991,000	$ 11,054,000
ASSETS
Investment in real estate	19,702,371,000				18,465,144,000				19,702,371,000	18,465,144,000
Accumulated depreciation	(4,337,357,000)				(3,877,564,000)				(4,337,357,000)	(3,877,564,000)
Investment in real estate, net	15,365,014,000				14,587,580,000				15,365,014,000	14,587,580,000
Cash and cash equivalents	431,408,000				193,288,000				431,408,000	193,288,000	890,794,000	50,831,000
Deposits - restricted	180,987,000				352,008,000				180,987,000	352,008,000
Escrow deposits - mortgage	12,593,000				17,292,000				12,593,000	17,292,000
Deferred financing costs, net	42,033,000				46,396,000				42,033,000	46,396,000
Other assets	148,992,000				213,956,000				148,992,000	213,956,000
Total assets	16,184,194,000				15,417,515,000				16,184,194,000	15,417,515,000
LIABILITIES AND EQUITY
Accrued interest payable	98,631,000				101,849,000				98,631,000	101,849,000
Other liabilities	304,202,000				272,236,000				304,202,000	272,236,000
Security deposits	60,812,000				59,264,000				60,812,000	59,264,000
Total liabilities	10,592,078,000				9,984,722,000				10,592,078,000	9,984,722,000
Accumulated other comprehensive (loss)	(57,818,000)				4,681,000				(57,818,000)	4,681,000
Total liabilities and equity	16,184,194,000				15,417,515,000				16,184,194,000	15,417,515,000
Debt-Secured:
Total Debt	4,762,896,000				4,783,446,000				4,762,896,000	4,783,446,000
Partially Owned Property Income Statement Schedule
Net operating (loss) income									1,162,143,000	1,086,193,000	1,100,984,000
Depreciation									648,691,000	551,512,000	528,641,000
General and administrative/other									39,887,000	38,994,000	44,951,000
Impairment									45,380,000	11,124,000	116,418,000
Operating (loss) income	90,996,000	118,721,000	112,938,000	110,008,000	124,683,000	120,470,000	118,354,000	124,057,000	432,663,000	487,564,000	413,849,000
Other expenses									(11,928,000)	(6,487,000)	(5,760,000)
Interest:
Expense incurred, net									(470,551,000)	(496,146,000)	(481,770,000)
Amortization of deferred financing costs									(10,172,000)	(12,545,000)	(9,626,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(54,675,000)	(11,029,000)	(50,047,000)
Income and other tax (expense) benefit									331,000	2,804,000	5,279,000
Net (loss) gain on sales of land parcels									(1,395,000)		2,976,000
Net gain on sales of discontinued operations									297,956,000	335,299,000	392,857,000
Net (loss) income	198,212,000	29,826,000	10,089,000	57,856,000	47,311,000	143,365,000	105,932,000	85,421,000	295,983,000	382,029,000	436,413,000
Investments In Partially Owned Entities (Textuals) [Abstract]
14.0 million will become recourse									14,000,000
Unconsolidated debt maturities repayments of principal after eight months	264,800,000								264,800,000
Acquired 75% equity interest	75.00%								75.00%
Payment to Acquire Additional Interest in Unconsolidated Properties									30,000,000
Joint venture partner interest	80.00%								80.00%
Early repayment of debt	70,000,000								70,000,000
VIE ownership									50.00%
Cash consideration joint venture									11,700,000
Total project cost									76,100,000
Significant Acquisitions and Disposals [Line Items]
Interest retained	25.00%				25.00%				25.00%	25.00%
Units - acquired									4,445	566
Properties - acquired	16				2				16	2
Institutional Partner [Member]
Significant Acquisitions and Disposals [Line Items]
Interest retained	20.00%								20.00%
Co-invested in various properties with unrelated third parties [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									24,000
Total units									5,232,000
ASSETS
Investment in real estate	1,130,547,000								1,130,547,000
Accumulated depreciation	(142,818,000)								(142,818,000)
Investment in real estate, net	987,729,000								987,729,000
Cash and cash equivalents	21,130,000								21,130,000
Deposits - restricted	5,250,000								5,250,000
Escrow deposits - mortgage	2,543,000								2,543,000
Deferred financing costs, net	3,717,000								3,717,000
Other assets	1,058,000								1,058,000
Total assets	1,021,427,000								1,021,427,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	4,890,000								4,890,000
Accrued interest payable	3,951,000								3,951,000
Other liabilities	5,096,000								5,096,000
Security deposits	3,368,000								3,368,000
Total liabilities	767,271,000								767,271,000
Noncontrolling Interests - Partially Owned Properties	7,991,000								7,991,000
Accumulated other comprehensive (loss)	(1,322,000)								(1,322,000)
EQR equity	247,487,000								247,487,000
Total equity	254,156,000								254,156,000
Total liabilities and equity	1,021,427,000								1,021,427,000
Debt-Secured:
EQR Ownership									688,288,000
Noncontrolling Ownership									61,678,000
Total Debt	749,966,000								749,966,000
Partially Owned Property Income Statement Schedule
Operating revenue									87,883,000
Operating expenses									33,492,000
Net operating (loss) income									54,391,000
Depreciation									27,121,000
General and administrative/other									270,000
Impairment									8,959,000
Operating (loss) income									18,041,000
Interest and other income									63,000
Other expenses									(1,041,000)
Interest:
Expense incurred, net									(30,969,000)
Amortization of deferred financing costs									(991,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(14,897,000)
Income and other tax (expense) benefit									(36,000)
Net (loss) gain on sales of land parcels									(234,000)
Net gain on sales of discontinued operations									35,553,000
Net (loss) income									20,386,000
Co-invested in various properties with unrelated third parties [Member] | Consolidated Development Projects Held for and or Under Development [Member]
ASSETS
Investment in real estate	44,006,000								44,006,000
Accumulated depreciation	0								0
Investment in real estate, net	44,006,000								44,006,000
Cash and cash equivalents	877,000								877,000
Deposits - restricted	1,115,000								1,115,000
Escrow deposits - mortgage	0								0
Deferred financing costs, net	0								0
Other assets	339,000								339,000
Total assets	46,337,000								46,337,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	346,000								346,000
Accrued interest payable	1,294,000								1,294,000
Other liabilities	1,617,000								1,617,000
Security deposits	0								0
Total liabilities	21,599,000								21,599,000
Noncontrolling Interests - Partially Owned Properties	3,418,000								3,418,000
Accumulated other comprehensive (loss)	0								0
EQR equity	21,320,000								21,320,000
Total equity	24,738,000								24,738,000
Total liabilities and equity	46,337,000								46,337,000
Debt-Secured:
EQR Ownership									5,600
Total Debt	18,342,000								18,342,000
Partially Owned Property Income Statement Schedule
Operating revenue									4,000
Operating expenses									758,000
Net operating (loss) income									(754,000)
General and administrative/other									51,000
Impairment									8,959,000
Operating (loss) income									(9,764,000)
Interest and other income									23,000
Other expenses									(493,000)
Interest:
Expense incurred, net									(925,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(11,159,000)
Income and other tax (expense) benefit									(31,000)
Net (loss) gain on sales of land parcels									(234,000)
Net gain on sales of discontinued operations									711,000
Net (loss) income									(10,713,000)
Co-invested in various properties with unrelated third parties [Member] | Consolidated Development Projects Completed And Not Stabilized [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									1,000
Total units									490,000
ASSETS
Investment in real estate	257,747,000								257,747,000
Accumulated depreciation	0								0
Investment in real estate, net	257,747,000								257,747,000
Cash and cash equivalents	1,288,000								1,288,000
Deposits - restricted	922,000								922,000
Escrow deposits - mortgage	0								0
Deferred financing costs, net	2,800,000								2,800,000
Other assets	268,000								268,000
Total assets	263,025,000								263,025,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	2,215,000								2,215,000
Accrued interest payable	521,000								521,000
Other liabilities	1,568,000								1,568,000
Security deposits	1,021,000								1,021,000
Total liabilities	147,066,000								147,066,000
Noncontrolling Interests - Partially Owned Properties	5,025,000								5,025,000
Accumulated other comprehensive (loss)	(1,322,000)								(1,322,000)
EQR equity	112,256,000								112,256,000
Total equity	115,959,000								115,959,000
Total liabilities and equity	263,025,000								263,025,000
Debt-Secured:
EQR Ownership									5,800
Noncontrolling Ownership									141,741,000
Total Debt	141,741,000								141,741,000
Partially Owned Property Income Statement Schedule
Operating revenue									6,344,000
Operating expenses									3,458,000
Net operating (loss) income									2,886,000
Operating (loss) income									2,866,000
Interest:
Expense incurred, net									2,872,000
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									14,000
Net (loss) income									14,000
Co-invested in various properties with unrelated third parties [Member] | Consolidated Development Projects Completed and Stabilized [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									4,000
Total units									1,302,000
ASSETS
Investment in real estate	390,465,000								390,465,000
Accumulated depreciation	(18,471,000)								(18,471,000)
Investment in real estate, net	371,994,000								371,994,000
Cash and cash equivalents	7,384,000								7,384,000
Deposits - restricted	3,205,000								3,205,000
Escrow deposits - mortgage	222,000								222,000
Deferred financing costs, net	412,000								412,000
Other assets	308,000								308,000
Total assets	383,525,000								383,525,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	1,070,000								1,070,000
Accrued interest payable	605,000								605,000
Other liabilities	910,000								910,000
Security deposits	955,000								955,000
Total liabilities	278,888,000								278,888,000
Noncontrolling Interests - Partially Owned Properties	4,278,000								4,278,000
Accumulated other comprehensive (loss)	0								0
EQR equity	100,359,000								100,359,000
Total equity	104,637,000								104,637,000
Total liabilities and equity	383,525,000								383,525,000
Debt-Secured:
EQR Ownership									275,348,000
Total Debt	275,348,000								275,348,000
Partially Owned Property Income Statement Schedule
Operating revenue									25,607,000
Operating expenses									9,370,000
Net operating (loss) income									16,237,000
Depreciation									12,239,000
General and administrative/other									127,000
Operating (loss) income									3,871,000
Interest and other income									10,000
Interest:
Expense incurred, net									(6,596,000)
Amortization of deferred financing costs									(753,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(3,468,000)
Net (loss) income									(3,468,000)
Co-invested in various properties with unrelated third parties [Member] | Consolidated Other [Member]
Partially Owned Property Balance Sheet Schedule
Total projects									19,000
Total units									3,440,000
ASSETS
Investment in real estate	438,329,000								438,329,000
Accumulated depreciation	(124,347,000)								(124,347,000)
Investment in real estate, net	313,982,000								313,982,000
Cash and cash equivalents	11,581,000								11,581,000
Deposits - restricted	8,000								8,000
Escrow deposits - mortgage	2,321,000								2,321,000
Deferred financing costs, net	505,000								505,000
Other assets	143,000								143,000
Total assets	328,540,000								328,540,000
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	1,259,000								1,259,000
Accrued interest payable	1,531,000								1,531,000
Other liabilities	1,001,000								1,001,000
Security deposits	1,392,000								1,392,000
Total liabilities	319,718,000								319,718,000
Noncontrolling Interests - Partially Owned Properties	(4,730,000)								(4,730,000)
Accumulated other comprehensive (loss)	0								0
EQR equity	13,552,000								13,552,000
Total equity	8,822,000								8,822,000
Total liabilities and equity	328,540,000								328,540,000
Debt-Secured:
EQR Ownership									252,857,000
Noncontrolling Ownership									61,678,000
Total Debt	314,535,000								314,535,000
Partially Owned Property Income Statement Schedule
Operating revenue									55,928,000
Operating expenses									19,906,000
Net operating (loss) income									36,022,000
Depreciation									14,882,000
General and administrative/other									92,000
Operating (loss) income									21,048,000
Interest and other income									30,000
Other expenses									(548,000)
Interest:
Expense incurred, net									(20,576,000)
Amortization of deferred financing costs									(238,000)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(284,000)
Income and other tax (expense) benefit									(5,000)
Net gain on sales of discontinued operations									34,842,000
Net (loss) income									34,553,000
Consolidated Other [Member]
Variable Interest Entity [Line Items]
Partially Owned Properties	8,000,000								8,000,000
Unconsolidated Rental Properties [Member]
Interest:
Net (loss) gain on sales of land parcels									28,100,000	10,700,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Acquired 75% equity interest					75.00%					75.00%
Significant Acquisitions and Disposals [Line Items]
Payment from its partners									$ 25,400,000
Interest retained	25.00%								25.00%
Units - acquired									1,811	250
No. of unconsolidated properties									24
Properties - acquired	7				1				7	1
Units exchanged									5635
Unconsolidated Rental Properties One [Member]
Significant Acquisitions and Disposals [Line Items]
Maturity date of mortgage loan	May 01, 2010								May 01, 2010